Income taxes (Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax expense at the statutory rate									$ 65,129	$ 77,978	$ 49,246
State taxes, net of federal tax benefit									3,428	3,847	3,193
Non-U.S. operations									(6,908)	(7,363)	(4,495)
Domestic incentives									(2,544)	(2,202)	(1,179)
Prior year federal, non-U.S. and state tax									(4,059)	(1,736)	(169)
Nondeductible expenses									1,341	666	758
Other									91	75	(244)
Provision for income tax expense	$ 14,107	$ 13,924	$ 13,068	$ 15,379	$ 10,033	$ 17,605	$ 21,742	$ 21,885	$ 56,478	$ 71,265	$ 47,110
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax expense at the statutory rate									35.00%	35.00%	35.00%
State taxes, net of federal tax benefit									1.90%	1.70%	2.30%
Non-U.S. operations									(3.70%)	(3.30%)	(3.20%)
Domestic incentives									(1.40%)	(1.00%)	(0.80%)
Prior year federal, non-U.S. and state tax									(2.20%)	(0.80%)	(0.10%)
Nondeductible expenses									0.70%	0.30%	0.50%
Other									0.10%	0.10%	(0.20%)
Effective income tax rate									30.40%	32.00%	33.50%